Related party transactions and Directors' remuneration - Group's financial statements (Details) £ in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2021 GBP (£)		Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2021 USD ($)
Disclosure of transactions between related parties [line items]
Total income	£ 21,940	[1]	£ 21,766	£ 21,632
Credit impairment releases/(charges)	653	[1]	(4,838)	(1,912)
Operating expenses	(14,659)	[1]	(13,886)	(15,434)
Total assets	1,384,285	[2]	1,349,514	£ 1,140,200	$ 1,384.3
Total liabilities	1,314,244	[2]	1,282,632
Associates
Disclosure of transactions between related parties [line items]
Total income	0		0
Credit impairment releases/(charges)	0		0
Operating expenses	(20)		(26)
Total assets	0		0
Total liabilities	177		66
Joint ventures
Disclosure of transactions between related parties [line items]
Total income	50		10
Credit impairment releases/(charges)	0		0
Operating expenses	0		0
Total assets	1,278		1,388
Total liabilities	0		0
Pension funds
Disclosure of transactions between related parties [line items]
Total income	5		5
Credit impairment releases/(charges)	0		0
Operating expenses	(1)		(1)
Total assets	3		4
Total liabilities	£ 81		£ 69

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.
[2]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.